Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 99,161	¥ 102,148
Expected pension plans contribution by Company and certain subsidiaries in 2023	3,897
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,997	¥ 1,873	¥ 1,779
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Japan | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	20.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 114,930	¥ 121,459
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contribution by Company and certain subsidiaries in 2023	2,663
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,892	¥ 2,446	¥ 2,320
Other Foreign Benefit Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Other Foreign Benefit Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%